Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Trade receivables		$ 6,987,865	$ 6,099,627
Sales taxes receivable		497,824	740,201
Accrued and other receivables		47,985	547,039
Tax credits receivable		14,487
Grants and subsidies receivables		51,423	1,280,342
Trade and other receivables	$ 4,919,568	$ 7,599,584	$ 8,667,209